Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

December 31, 2018
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	11,528,300	146,475	11,674,775

December 31, 2019
		Unrealized	Estimated
	Cost	Gains/(Losses)	Fair Value
	RMB	RMB	RMB
Short-term investments	15,116,330	196,265	15,312,595